Performance Management	Mar. 23, 2026
Large-Cap Value Portfolio
Prospectus [Line Items]
Performance Narrative [Text Block]	In the Performance subsection, the following will be added after the last paragraph: BNY Newton began managing the Fund on May 1, 2026. Another firm managed the Fund before that date.